SCHEDULE OF TOTAL REVENUES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Total revenue	$ 45,224	$ 38,147
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	64.00%	95.00%
Total revenue	$ 28,725	$ 36,240